Accounts and Notes Receivable and Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 105,884	¥ 735,154		¥ 733,558
Notes receivable	175	1,215		620
Allowance for doubtful debts	(11,653)	(80,910)	$ (5,771)	(40,070)	¥ (10,416)
Accounts and notes receivable (net of allowance for doubtful debt of RMB40,070 and RMB80,910 (US$11,653) as of December 31, 2015 and 2016, respectively)	$ 94,406	¥ 655,459		¥ 694,108